UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Raging Capital Management, LLC
Address: Ten Princeton Avenue
         Rocky Hill, New Jersey 08553

Form 13F File Number: 28-14727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick C. Wasch
Title: Chief Financial Officer
Phone: (609) 228-6225

Signature, Place, and Date of Signing:

       /s/ Frederick C. Wasch, Rocky Hill, New Jersey, May 15, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            2
                                              -----------------------------

Form 13F Information Table Entry Total:                      42
                                              -----------------------------

Form 13F Information Table Value Total:                $429,957
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14728                   William C. Martin

         2         28-15387                   Raging Capital Fund (QP), LP

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ACXIOM CORP                   COM            005125109    8,637   423,376 SH         OTHER           1         0   423,376         0
ANADIGICS INC                 COM            032515108    3,841 1,925,112 SH         OTHER           1         0 1,925,112         0
ATMI INC                      COM            00207R101   16,845   751,000 SH         OTHER           1         0   751,000         0
BLUCORA INC                   COM            095229100   14,217   918,397 SH         OTHER           1         0   918,397         0
CASTLE A M & CO               COM            148411101   37,298 2,131,300 SH         OTHER           1         0 2,131,300         0
CASTLE A M & CO               COM            148411101    2,952   168,700 SH  CALL   OTHER           1         0   168,700         0
CITIGROUP INC                 COM NEW        172967424    2,212    50,000 SH  CALL   OTHER           1         0    50,000         0
COMPUGEN LTD                  ORD            M25722105    8,993 1,773,860 SH         OTHER           1         0 1,773,860         0
DERMA SCIENCES INC            COM PAR $.01   249827502   16,097 1,332,557 SH         OTHER           1         0 1,332,557         0
EMERSON RADIO CORP            COM NEW        291087203    1,611   976,322 SH         OTHER           1         0   976,322         0
EQT CORP                      COM            26884L109   15,948   235,400 SH         OTHER           1         0   235,400         0
EQT CORP                      COM            26884L109   13,550   200,000 SH  CALL   OTHER           1         0   200,000         0
EV ENERGY PARTNERS LP         COM UNITS      26926V107   29,501   540,600 SH         OTHER           1         0   540,600         0
EV ENERGY PARTNERS LP         COM UNITS      26926V107    2,003    36,700 SH  CALL   OTHER           1         0    36,700         0
EXTREME NETWORKS INC          COM            30226D106   21,383 6,345,018 SH         OTHER           1         0 6,345,018         0
FACEBOOK INC                  CL A           30303M102    7,674   300,000 SH  CALL   OTHER           1         0   300,000         0
FIRST MARBLEHEAD CORP         COM            320771108    1,049 1,038,946 SH         OTHER           1         0 1,038,946         0
GAMESTOP CORP NEW             CL A           36467W109    4,442   158,800 SH  PUT    OTHER           1         0   158,800         0
GRAND CANYON ED INC           COM            38526M106    1,810    71,300 SH  PUT    OTHER           1         0    71,300         0
GSI TECHNOLOGY                COM            36241U106    3,398   515,683 SH         OTHER           1         0   515,683         0
HARTFORD FINL SVCS GROUP INC  *W EXP         416515120    9,589   561,065 SH         OTHER           1         0   561,065         0
                              06/26/201
HI-CRUSH PARTNERS LP          COM UNIT LTD   428337109   22,622 1,212,968 SH         OTHER           1         0 1,212,968         0
INTERMOLECULAR INC            COM            45882D109   12,616 1,236,864 SH         OTHER           1         0 1,236,864         0
ISHARES TR                    DJ US REAL     464287739   20,844   300,000 SH  PUT    OTHER           1         0   300,000         0
                              EST
MERCURY SYS INC               COM            589378108    8,668 1,176,179 SH         OTHER           1         0 1,176,179         0
MICROVISION INC DEL           *W EXP         594960163        9   854,500 SH         OTHER           1         0   854,500         0
                              07/23/201
MOTORCAR PTS AMER INC         COM            620071100    8,788 1,433,660 SH         OTHER           1         0 1,433,660         0
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    3,296 1,323,851 SH         OTHER           1         0 1,323,851         0
PENNEY J C INC                COM            708160106      756    50,000 SH         OTHER           1         0    50,000         0
RENTECH INC                   COM            760112102    5,051 2,149,523 SH         OTHER           1         0 2,149,523         0
RESOURCE AMERICA INC          CL A           761195205   14,076 1,413,218 SH         OTHER           1         0 1,413,218         0
SARATOGA INVT CORP            COM NEW        80349A208    7,599   461,673 SH         OTHER           1         0   461,673         0
SHILOH INDS INC               COM            824543102    9,794   909,345 SH         OTHER           1         0   909,345         0
SIGMA DESIGNS INC             COM            826565103    9,111 1,870,751 SH         OTHER           1         0 1,870,751         0
SPLUNK INC                    COM            848637104    4,003   100,000 SH  PUT    OTHER           1         0   100,000         0
STEEL PARTNERS HLDGS L P      LTD PRTRSHIP   85814R107    1,131    83,008 SH         OTHER           1         0    83,008         0
                              U
TARO PHARMACEUTICAL INDS LTD  SHS            M8737E108   26,269   447,583 SH         OTHER           1         0   447,583         0
THESTREET INC                 COM            88368Q103    7,684 4,023,067 SH         OTHER           1         0 4,023,067         0
VITESSE SEMICONDUCTOR CORP    COM NEW        928497304   14,021 6,491,127 SH         OTHER           1         0 6,491,127         0
VONAGE HLDGS CORP             COM            92886T201   25,946 8,977,956 SH         OTHER           1         0 8,977,956         0
WORTHINGTON INDS INC          COM            981811102    3,098   100,000 SH  PUT    OTHER           1         0   100,000         0
ZILLOW INC                    CL A           98954A107    1,525    27,900 SH  PUT    OTHER           1         0    27,900         0

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